INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORIES
Schedule of inventories
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Figures in million - SA rand	2018	2017	2016
Consumable stores[1]	1,051.0	828.7	481.7
Ore stockpiles and in-process	3,322.7	1,955.9	51.8
Gold-on-hand	143.3	-	42.9
PGMs-on-hand	777.8	637.5	-
Uranium finished goods and uranium-in-process	-	104.4	100.4
Total inventories	5,294.8	3,526.5	676.8

[1] The cost of consumable stores consumed during the year and included in operating cost amounted to R9,327.9 million (2017: R8,789.4 million and 2016: R5,243.2 million)